Non-Cash Financing and Investing Activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flow Supplemental Disclosures [Line Items]
Deposits paid in prior periods for the purchase of an aircraft		$ 4,000	$ 4,000
Non-cash settlement of notes receivable			1,900
Total purchase price			11,539
Non-cash financing activity				0	0
Non-cash acquisition of outdoor advertising assets	3,098
LAMAR MEDIA CORP
Cash Flow Supplemental Disclosures [Line Items]
Deposits paid in prior periods for the purchase of an aircraft			4,000
Total purchase price			11,539
Non-cash financing activity				0	0
6 5/8% Senior Subordinated Notes
Cash Flow Supplemental Disclosures [Line Items]
Non-cash financing activity		$ 9,463
Discount on repurchase of senior subordinated notes		99.30%